Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2012
Short-term borrowings and long-term debt

13. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2011 and 2012 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Loans, principally from banks, with a weighted-average interest at March 31, 2011 and March 31, 2012 of 1.57% and of 1.93% per annum, respectively	¥1,140,066	¥1,158,556	$14,096
Commercial paper with a weighted-average interest at March 31, 2011 and March 31, 2012 of 0.67% and of 0.72% per annum, respectively	2,038,943	2,292,093	27,888

	¥3,179,009	¥3,450,649	$41,984

As of March 31, 2012, “Loans, principally from banks” amount includes secured loans by finance receivables securitization of ¥194,571 million ($2,367 million).

As of March 31, 2012, Toyota has unused short-term lines of credit amounting to ¥2,465,882 million ($30,002 million) of which ¥332,896 million ($4,050 million) related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2011 and 2012 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Unsecured loans, representing obligations principally to banks, due 2011 to 2029 in 2011 and due 2012 to 2029 in 2012 with interest ranging from 0.00% to 29.00% per annum in 2011 and from 0.00% to 32.00% per annum in 2012	¥3,386,854	¥3,064,785	$37,289
Secured loans, representing obligations principally to finance receivables securitization due 2011 to 2050 in 2011 and due 2012 to 2050 in 2012 with interest ranging from 0.37% to 5.35% per annum in 2011 and from 0.37% to 11.23% per annum in 2012	619,380	855,015	10,403
Medium-term notes of consolidated subsidiaries, due 2011 to 2047 in 2011 and due 2012 to 2047 in 2012 with interest ranging from 0.01% to 15.25% per annum in 2011 and from 0.13% to 8.50% per annum in 2012	3,314,589	3,137,289	38,171
Unsecured notes of parent company, due 2012 to 2019 in 2011 and due 2012 to 2019 in 2012 with interest ranging from 1.07% to 3.00% per annum in 2011 and from 1.07% to 3.00% per annum in 2012	530,000	530,000	6,448
Unsecured notes of consolidated subsidiaries, due 2011 to 2031 in 2011 and due 2012 to 2031 in 2012 with interest ranging from 0.27% to 15.48% per annum in 2011 and from 0.17% to 24.90% per annum in 2012	1,349,307	946,460	11,516
Long-term capital lease obligations, due 2011 to 2028 in 2011 and due 2012 to 2030 in 2012 with interest ranging from 0.38% to 14.40% per annum in 2011 and from 0.38% to 14.40% per annum in 2012	21,917	21,348	260

	9,222,047	8,554,897	104,087
Less - Current portion due within one year	(2,772,827)	(2,512,620)	(30,571)

	¥6,449,220	¥6,042,277	$73,516

As of March 31, 2012, approximately 34%, 26%, 11% and 29% of long-term debt are denominated in U.S. dollars, Japanese yen, Australian dollars and other currencies, respectively.

As of March 31, 2012, property, plant and equipment with a book value of ¥52,888 million ($643 million) and in addition, other assets aggregating ¥1,225,344 million ($14,909 million) were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥2,512,620	$30,571
2014	1,632,093	19,858
2015	1,325,676	16,129
2016	1,281,176	15,588
2017	750,350	9,129

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2012, Toyota has not received any significant such requests from these banks.

As of March 31, 2012, Toyota has unused long-term lines of credit amounting to ¥7,606,520 million ($92,548 million).